Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 77,401	$ 134,711
Cost of revenues (excluding depreciation and amortization)
Cost of revenues (excluding depreciation and amortization)	58,574	49,309
Gross Profit excluding Depreciation and Amortization	18,827	85,402
Operating expenses
Depreciation of property, plant and equipment (Note 9)	1,517	1,057
Amortization of intangibles (Note 10)	25,633	24,922
Selling, general and administrative expenses	26,992	19,970
Research and development expenses	3,571	3,255
Loss on disposal of intangibles (Note 10)		21,916
Impairment losses on intangibles (Note 10)	509	4,350
Impairment loss on goodwill (Note 11)	16,066
Special charges, net (Note 21)	2,991	(294)
Operating expenses	77,279	75,176
Results from operations	(58,452)	10,226
Finance income	(959)	(703)
Finance expense	220	1,053
Foreign exchange gain	(192)	(204)
Other income	(1,134)	(390)
(Loss) income before taxes	(56,387)	10,470
Current income tax expense (Note 16)	1,078	7,195
Deferred income tax recovery (Note 16)	(8,345)	(6,951)
Income tax (recovery) expense	(7,267)	244
Net (loss) income	$ (49,120)	$ 10,226
Net (loss) income per share (Note 14)
Basic	$ (0.41)	$ 0.09
Diluted	$ (0.41)	$ 0.09
Weighted average number of common shares (Note 14)
Basic	118,768,728	118,607,569
Diluted	118,768,728	118,615,683
License [Member]
Revenues
Revenues	$ 23,544	$ 101,553
Cost of revenues (excluding depreciation and amortization)
Cost of revenues (excluding depreciation and amortization)	27,702	29,559
Systems [Member]
Revenues
Revenues	29,252	17,641
Cost of revenues (excluding depreciation and amortization)
Cost of revenues (excluding depreciation and amortization)	18,945	11,880
Services [Member]
Revenues
Revenues	2,629	2,086
Cost of revenues (excluding depreciation and amortization)
Cost of revenues (excluding depreciation and amortization)	1,276	1,091
Recurring [Member]
Revenues
Revenues	21,976	13,431
Cost of revenues (excluding depreciation and amortization)
Cost of revenues (excluding depreciation and amortization)	$ 10,651	$ 6,779